MARKETABLE SECURITIES (Information Regarding Investment in Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale:
Amortized cost	$ 141	$ 135
Gross unrealized gains	1	19
Gross unrealized losses	(6)	(1)
Estimated Fair Value	136	153
Net realized gains (losses) on sales of available-for-sale securities	10	1	(6)
Equity Securities [Member]
Available-for-sale:
Amortized cost	62	65
Gross unrealized gains		10
Gross unrealized losses	(3)	(1)
Estimated Fair Value	59	74
Corporate Bonds [Member]
Available-for-sale:
Amortized cost	23	36
Gross unrealized gains	1	6
Gross unrealized losses
Estimated Fair Value	24	42
Israeli Government Debt [Member]
Available-for-sale:
Amortized cost	56	34
Gross unrealized gains		3
Gross unrealized losses	(3)
Estimated Fair Value	$ 53	$ 37